Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ (14,921,782)	$ 16,113,755	$ (7,439,280)	$ 11,475,639	$ 3,551,695
Net income (loss) from continuing operations	(10,619,463)	16,655,952
Net income (loss) from discontinued operations, net of tax	(4,302,319)	(542,197)
Adjustment to reconcile net (loss)/income to net cash used in operating activities
(Depreciation and amortization	5,740	5,741	321,102	201,944	38,363
Amortization of operating lease right-of-use asset			152,619	138,709	63,347
Allowance for doubtful accounts	14,788,061	(21,946,806)	(18,898,441)	27,469,288
Provision of advances to suppliers			28,605,502
Other income			(40,501)	(42,431)	(22,119)
Deferred tax benefits	(3,703,105)	5,486,218	(2,578,177)	(7,061,293)	(129,034)
Changes in operating assets and liabilities:
Accounts receivable	4,820,553	14,837,479	107,537,272	(119,006,660)	(2,608,325)
Inventories			(1,660,677)	17,210,179	(22,433,140)
Advances to suppliers	(2,309,081)	(7,446,908)	(88,065,195)	23,795,007	(40,485,521)
Prepayment and other current assets	(365,307)	(111,523)	(2,085,340)	198,990	2,094,491
Deferred tax assets	(3,703,105)	5,486,702
Accounts payable	27,000	(20,225,606)	(42,676,557)	50,070,180	14,111,595
Accrued expenses and other payables	113,833	(76,442)	(802,793)	1,713,032	272,411
Income tax payable	307,348	254,065	237,378	12,509,424	1,505,485
Advances from customers	(3,706,627)	8,523,197	25,999,451	(35,891,398)	42,231,914
Deferred government grant					3,454
Operating lease liabilities			(298,081)	(122,878)	(49,074)
Loan receivable from third parties
Net cash used in operating activities from continuing operations	(641,048)	(4,044,149)
Net cash provided by operating activities from discontinued operations	50,321	2,950,675
Net cash used in operating activities	(590,727)	(1,093,474)	(1,691,718)	(17,342,268)	(1,854,458)
Cash flows from investing activities
Purchase of property and equipment			(10,708)	(282,308)	(339,657)
Purchase of intangible asset				(50,000)
Purchase of construction in progress
Net cash used in investing activities from continuing operations
Net cash used in investing activities from discontinued operations		(18,167)
Net cash used in investing activities		(18,167)	(10,708)	(332,308)	(339,657)
Cash flows from financing activities
Proceeds from issuance of ordinary shares					17,639,999
Proceeds from related parties	560,000	1,620,000	4,482,819	10,000,000	907,135
Proceeds from short-term borrowings					1,568,455
Receipt of financing deposit				492,490
Repayments of loans and borrowings				(1,486,746)
Borrowings to related parties					(39,238)
Additions/disposal of ROU Assets
Repayments to related parties		(220,000)	(3,160,000)	(2,000,000)	(517,670)
Net cash provided by financing activities from continuing operations	560,000	1,400,000
Net cash used in financing activities from discontinued operations	(72,493)
Net cash provided by financing activities	487,507	1,400,000	1,322,819	7,005,744	19,558,681
Effect of exchange rate changes on cash and cash equivalents	(264,495)	(618,528)	(2,092,354)	(3,684,350)	397,451
Net change in cash and cash equivalents	(367,715)	(330,169)	(2,471,961)	(14,353,182)	17,762,017
Cash and cash equivalents, beginning of the period	1,601,479	4,073,440	4,073,440	18,426,622	664,605
Cash and cash equivalents, end of the period	1,233,764	3,743,271	1,601,479	4,073,440	18,426,622
Less cash and cash equivalents of discontinued operations, end of the period	22,191	273,713
Cash and cash equivalents of continuing operations–end of period	1,211,573	3,469,558	1,599,906	4,073,440
Supplemental cash flow information
Interest paid				6,938	34,721
Income taxes paid			156,842	218,121
Non-cash investing and financing activities
Free operating lease due to government grant					204,588
Disposals of ROU Assets			136,598	416,013	100,313
Cancelled common stocks issued					$ 5,000